Biological assets - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in biological assets [line items]
Opening Balance	R$ 22,283,001	R$ 18,278,582
Additions	1,836,180	7,180,450
Additions of merged companies		366,785
Depletions	(1,234,226)	(4,831,916)
Transfers	15,233	102,790
Gain on fair value adjustments		(1,431,530)
Disposals	(6,356)	(130,922)
Write-offs	(32,277)	(114,298)
Closing Balance	R$ 22,861,555	R$ 22,283,001